INVESTMENTS IN ASSOCIATES AND JOINT VENTURES (Details 2) - COP ($) $ in Millions		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure Of Interests In Other Entities Explanatory [Line Items]
Assets		$ 203,908,211	$ 196,261,044
Liabilities		179,478,661	173,784,064
Profits (loss)		2,754,173	2,791,450	$ 2,586,385
Dividends	[1]	(32,248)	(39,785)	$ (23,833)
Proteccion S.A. [Member]
Disclosure Of Interests In Other Entities Explanatory [Line Items]
Assets	[2]	2,125,552	1,901,016
Liabilities	[2]	663,326	618,573
Income from ordinary activities	[2]	1,227,139	1,115,206
Profits (loss)	[2]	343,345	226,554
Dividends	[2]	36,825	34,163
Titularizadora Colombiana S.A. Hitos [Member]
Disclosure Of Interests In Other Entities Explanatory [Line Items]
Assets		614,032	500,950
Liabilities		487,073	371,827
Income from ordinary activities		35,714	34,185
Profits (loss)		8,161	8,019
Dividends		3,121	$ 3,873
PA Viva Malls [Member]
Disclosure Of Interests In Other Entities Explanatory [Line Items]
Assets	[3]	1,262,837
Liabilities	[3]	29,499
Income from ordinary activities	[3]	380,612
Profits (loss)	[3]	235,647
Dividends	[3]	$ 35,278

[1]	Dividends received from equity investments at fair value through profit or loss as of 31, December of 2017, 2016 and 2015 amount COP 20,297, COP 30,468 and COP 14,228, respectively. Dividends from equity investments at fair value through OCI amount COP 11,951, COP 9,317 and 9,605, respectively.
[2]	The difference between the net assets of Protección S.A. multiplied by the Bank’s percentage of ownership which amounted to COP 300,926 and COP 263,927 for the years ended at December 31, 2017 and 2016, respectively and the carrying amount of the Bank’s interest in the associate; represents the goodwill recognized by the Bank amounting to COP 170,434.
[3]	The difference between the net assets of P.A. Viva Malls multiplied by the Bank’s percentage of ownership which amounted to COP 604,336 for the year ended at December 31, 2017 and the carrying amount of the Bank’s interest in the associate, represents an adjustment amounted to COP 153,550 related to contractual terms with respect to the recognition of benefits.